TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December, 31
	2021	2022

In respect of:
Net operating loss carry forward	$39,280	$40,779
Research and development expenses	5,153	3,254
Other	875	661
Less – valuation allowance	(45,308)	(44,694)
Net deferred tax assets	$-	$-

Schedule of roll forward of valuation allowance
Balance at January 1, 2020	$34,947
Additions	8,106
Balance at December 31, 2020	$43,053
Additions	2,255
Balance at December 31, 2021	$45,308
Deductions	(614)
Balance at December 31, 2022	$44,694